LONG-TERM LOANS (Details) - Mortgage Loan - CNY (¥) ¥ in Thousands	1 Months Ended
	Jun. 30, 2022	Dec. 31, 2025	Dec. 31, 2024
LONG-TERM LOANS
Loan amount	¥ 1,000,000
Tenure	25 years
Minimum period considered for interest loan calculation	5 years
Interest rate, basis spread	136bps
Balance of loan		¥ 463,333	¥ 247,462